REPORTING BY SEGMENT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CLP ($) segment	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Operating segment
Number of operating segments | segment	4
Softdrinks	$ 1,165,696,032	$ 1,337,264,240	$ 1,311,574,509
Other beverages	501,485,439	504,272,487	458,615,749
Packaging	5,734,328	7,341,892	7,269,062
Net sales	1,672,915,799	1,848,878,619	1,777,459,320
Cost of sales	(968,027,774)	(1,069,024,964)	(1,033,910,027)
Distribution expenses	(165,775,484)	(192,927,875)	(183,676,895)
Administrative expenses	(313,742,853)	(348,199,321)	(346,202,795)
Finance income	3,940,244	11,194,375	9,661,692
Financial expenses	(55,014,660)	(55,220,369)	(51,374,971)
Interest expense, net*	(51,074,416)	(44,025,994)	(41,713,279)
Share of the entity in income of associates accounted for using the equity method, total	1,411,179	(80,360)	(262,582)
Income tax expense	(55,564,855)	(51,797,634)	(48,807,093)
Other income (loss)	(22,690,850)	(23,821,746)	(30,837,538)
Net income	97,450,746	119,000,725	92,049,111
Depreciation and amortization	99,594,446	99,163,891	97,334,452
Current assets	481,586,454	484,010,050	552,742,397
Non-current assets	1,732,918,235	1,630,849,417	1,646,367,350
Total Assets	2,214,504,689	2,114,859,467	2,199,109,747
Carrying amount in associates and joint ventures accounted for using the equity method, total	102,410,945	86,809,069	77,197,781	$ 54,190,546
Capital expenditures and other	138,632,048	210,504,402	145,804,060
Current liabilities	419,862,101	428,287,322	419,534,854
Non-current liabilities	930,927,845	873,338,796	937,404,866
Total liabilities	1,350,789,946	1,301,626,118	1,356,939,720
Cash flows provided by in Operating Activities	235,279,362	247,960,348	223,446,560
Cash flows (used in) provided by Investing Activities	(118,085,648)	(168,831,410)	(113,916,317)
Cash flows (used in) provided by Financing Activities	(114,635,278)	(78,345,770)	(98,224,525)
Net loss	15,743,592
Geography Eliminations [Member]
Operating segment
Softdrinks	(72,170)	(96,999)	(334,784)
Packaging	(1,609,457)	(1,860,876)	(1,843,406)
Net sales	(1,681,627)	(1,957,875)	(2,178,190)
Cost of sales	1,681,627	1,957,875	2,178,190
Finance income		(16,813,279)
Financial expenses		16,813,279
Chile operation | Operating segments
Operating segment
Softdrinks	390,782,296	391,629,010	391,479,133
Other beverages	180,156,806	160,244,448	148,948,285
Net sales	570,939,102	551,873,458	540,427,418
Cost of sales	(336,719,937)	(328,579,003)	(319,213,825)
Distribution expenses	(55,798,363)	(54,777,094)	(52,540,986)
Administrative expenses	(109,373,432)	(110,969,260)	(117,615,991)
Finance income	1,686,041	19,057,630	2,426,279
Financial expenses	(23,713,774)	(32,594,796)	(16,262,215)
Interest expense, net*	(22,027,733)	(13,537,166)	(13,835,936)
Share of the entity in income of associates accounted for using the equity method, total	298,359	246,084	717,947
Income tax expense	(22,000,539)	(16,871,257)	(19,763,700)
Other income (loss)	(11,540,167)	(11,312,509)	(13,481,333)
Net income	13,777,290	16,073,253	4,693,594
Depreciation and amortization	42,353,664	42,688,326	43,619,318
Current assets	228,108,768	223,245,173	251,357,854
Non-current assets	644,395,166	636,482,010	644,817,201
Total Assets	872,503,934	859,727,183	896,175,055
Carrying amount in associates and joint ventures accounted for using the equity method, total	50,136,065	33,789,538	23,854,602
Capital expenditures and other	67,709,231	64,480,973	47,755,389
Current liabilities	186,831,021	169,508,083	137,438,744
Non-current liabilities	477,319,648	463,997,113	509,625,208
Total liabilities	664,150,669	633,505,196	647,063,952
Cash flows provided by in Operating Activities	150,035,425	79,451,122	71,077,982
Cash flows (used in) provided by Investing Activities	(47,164,236)	(49,677,671)	(15,781,118)
Cash flows (used in) provided by Financing Activities	(98,560,576)	(91,800,089)	(23,591,062)
Argentina operation
Operating segment
Increase in assets	97,318,892
Increase in liabilities	16,093,780
Net loss	15,743,592
Argentina operation | Operating segments
Operating segment
Softdrinks	330,874,797	444,872,352	424,427,824
Other beverages	75,341,941	99,712,939	83,518,724
Packaging	7,343,785	9,202,768	9,112,468
Net sales	413,560,523	553,788,059	517,059,016
Cost of sales	(214,647,052)	(294,370,581)	(279,308,400)
Distribution expenses	(62,899,574)	(87,032,428)	(80,066,734)
Administrative expenses	(93,149,904)	(106,504,163)	(97,788,860)
Finance income	14,750	2,116,590	1,095,411
Financial expenses	(192,602)	(4,663,527)	(587,216)
Interest expense, net*	(177,852)	(2,546,937)	508,195
Share of the entity in income of associates accounted for using the equity method, total		(243)
Income tax expense	(18,874,454)	(17,683,875)	(17,427,278)
Other income (loss)	(2,639,386)	(10,441,173)	(8,284,072)
Net income	21,172,301	35,208,659	34,691,867
Depreciation and amortization	20,474,446	17,648,018	16,445,143
Current assets	80,908,212	97,529,488	115,280,140
Non-current assets	160,587,931	96,532,150	98,810,807
Total Assets	241,496,143	194,061,638	214,090,947
Capital expenditures and other	28,702,138	40,347,989	37,029,524
Current liabilities	83,013,418	105,886,744	134,624,014
Non-current liabilities	17,066,746	1,368,167
Non current liabilities allocated			(1,981,066)
Total liabilities	100,080,164	107,254,911	132,642,948
Cash flows provided by in Operating Activities	28,899,457	38,904,028	54,162,992
Cash flows (used in) provided by Investing Activities	(28,700,733)	(40,344,994)	(37,017,204)
Cash flows (used in) provided by Financing Activities	(10,644,812)	16,891,759	(17,777,191)
Brazil operation | Operating segments
Operating segment
Softdrinks	326,015,740	387,545,053	389,048,385
Other beverages	214,493,809	216,352,694	201,097,188
Net sales	540,509,549	603,897,747	590,145,573
Cost of sales	(329,529,112)	(362,686,353)	(359,156,149)
Distribution expenses	(38,835,833)	(43,483,958)	(44,107,337)
Administrative expenses	(88,809,386)	(109,095,660)	(109,345,331)
Finance income	2,019,489	6,575,528	5,800,712
Financial expenses	(31,108,284)	(34,767,713)	(34,504,760)
Interest expense, net*	(29,088,795)	(28,192,185)	(28,704,048)
Share of the entity in income of associates accounted for using the equity method, total	1,112,820	(326,201)	(980,529)
Income tax expense	(10,088,988)	(13,719,506)	(8,911,762)
Other income (loss)	(8,399,463)	(1,855,039)	(9,322,611)
Net income	36,870,792	44,538,845	29,617,806
Depreciation and amortization	26,830,835	27,879,514	25,666,094
Current assets	135,259,768	132,815,545	150,820,924
Non-current assets	679,183,347	663,556,969	659,123,444
Total Assets	814,443,115	796,372,514	809,944,368
Carrying amount in associates and joint ventures accounted for using the equity method, total	52,274,880	53,019,531	53,343,179
Capital expenditures and other	32,536,213	91,198,657	51,779,625
Current liabilities	128,146,943	135,595,156	130,279,607
Non-current liabilities	420,218,066	393,125,740	413,749,384
Total liabilities	548,365,009	528,720,896	544,028,991
Cash flows provided by in Operating Activities	44,949,860	98,783,329	67,963,682
Cash flows (used in) provided by Investing Activities	(32,536,213)	(64,331,960)	(51,873,047)
Cash flows (used in) provided by Financing Activities	(5,099,823)	(3,437,440)	(36,806,173)
Paraguay operation | Operating segments
Operating segment
Softdrinks	118,095,369	113,314,824	106,953,951
Other beverages	31,492,883	27,962,406	25,051,552
Net sales	149,588,252	141,277,230	132,005,503
Cost of sales	(88,813,300)	(85,346,902)	(78,409,843)
Distribution expenses	(8,241,714)	(7,634,395)	(6,961,838)
Administrative expenses	(22,410,131)	(21,630,238)	(21,452,613)
Finance income	219,964	257,906	339,290
Financial expenses		(7,612)	(20,780)
Interest expense, net*	219,964	250,294	318,510
Income tax expense	(4,600,874)	(3,522,996)	(2,704,353)
Other income (loss)	(111,834)	(213,025)	250,478
Net income	25,630,363	23,179,968	23,045,844
Depreciation and amortization	9,935,501	10,948,033	11,603,897
Current assets	37,309,706	30,419,844	35,283,479
Non-current assets	248,751,791	234,278,288	243,615,898
Total Assets	286,061,497	264,698,132	278,899,377
Capital expenditures and other	9,684,466	14,476,783	9,239,522
Current liabilities	21,870,719	17,297,339	17,192,489
Non-current liabilities	16,323,385	14,847,776	16,011,340
Total liabilities	38,194,104	32,145,115	33,203,829
Cash flows provided by in Operating Activities	11,394,620	30,821,869	30,241,904
Cash flows (used in) provided by Investing Activities	(9,684,466)	$ (14,476,785)	(9,244,948)
Cash flows (used in) provided by Financing Activities	$ (330,067)		$ (20,050,099)